Commitments, Contingent Liabilities and Other - Additional Information (Detail) € in Millions, ¥ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2016 EUR (€)	Oct. 31, 2015 EUR (€)	Mar. 31, 2017 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding			¥ 343,907
Litigation case about optical disk drive business, fine from European Commission | €		€ 31.0
Litigation case about secondary batteries business, litigation settlement amount to pay | €	€ 29.8
Maximum potential amount of future payments under guarantees			3,368
Financial Services
Commitments and Contingencies Disclosure [Line Items]
Unused portion of lines of credit extended to customers			31,448
Pictures
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding			¥ 139,006
Purchase commitments and other outstanding, term			3 years
Music
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding			¥ 61,660
Purchase commitments and other outstanding, term			5 years
Game & Network Services
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding			¥ 16,317
Purchase commitments and other outstanding, term			2 years
Advertising and Promotional Rights
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding			¥ 13,305
Purchase commitments and other outstanding, term			3 years